Investment Risks	Mar. 01, 2026
Tax-Exempt Bond Fund | Alternative Minimum Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.